Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Non-executive directors' fees paid	$ 1.2	$ 1.0	$ 0.8
Director's interest in issued share capital or voting control	1.00%
Executive Committee and Non-Executive Directors [Member]
Disclosure of transactions between related parties [line items]
Key management personnel's beneficial interest in issued and listed share capital	0.20%	0.20%